UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
           --------------------------------------------------
Address:   7 Clifford Street
           --------------------------------------------------
           London W1S 2WE
           --------------------------------------------------
           England
           --------------------------------------------------

Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
           --------------------------------------------------
Title:     Head of Compliance
           --------------------------------------------------
Phone:     +44 20 7440 2330
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne             London, England      February 16, 2010
       ------------------------   ----------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              16
                                               -------------

Form 13F Information Table Value Total:          $3,857,447
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




         COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                               TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER          OF CLASS       CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGER       SOLE    SHARED  NONE

COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD 20441W203     46,420     459,191 SH           SOLE       N/A        459,191
SAP AG                        SPON ADR     803054204     14,384     307,287 SH           SOLE       N/A        307,287
ALTRIA GROUP INC              COM          02209S103      2,106     107,297 SH           SOLE       N/A        107,297
COCA COLA CO                  COM          191216100    592,814  10,400,249 SH           SOLE       N/A     10,400,249
COMPASS MINERALS INTL INC     COM          20451N101      3,303      49,162 SH           SOLE       N/A         49,162
FISERV INC                    COM          337738108     24,489     505,139 SH           SOLE       N/A        505,139
LOCKHEED MARTIN CORP          COM          539830109    360,357   4,782,436 SH           SOLE       N/A      4,782,436
MASTERCARD INC                CL A         57636Q104      1,394       5,446 SH           SOLE       N/A          5,446
MOLSON COORS BREWING CO       CL B         60871R209    244,146   5,406,250 SH           SOLE       N/A      5,406,250
ORACLE CORP                   COM          68389X105    422,324  17,216,616 SH           SOLE       N/A     17,216,616
PEPSICO  INC                  COM          713448108     82,384   1,355,006 SH           SOLE       N/A      1,355,006
PHILIP MORRIS INTL INC        COM          718172109     96,661   2,005,832 SH           SOLE       N/A      2,005,832
UNION PAC CORP                COM          907818108    502,943   7,870,775 SH           SOLE       N/A      7,870,775
VIRGIN MEDIA INC              COM          92769L101      1,880     111,695 SH           SOLE       N/A        111,695
VISA INC                      COM CL A     92826C839  1,379,140  15,768,809 SH           SOLE       N/A     15,768,809
WELLPOINT INC                 COM          94973V107     82,702   1,418,801 SH           SOLE       N/A      1,418,801
